Equity Method Investment in Smackover Lithium - Summarized financial information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Equity Method Investment in Joint Ventures
Net loss	$ 29,511	$ 48,398	$ 1,286	$ (105,801)
Company's share of net loss	707	6,358	707	158
Current assets	33,305	157,687	33,305	41,517
Non-current assets	226,191	228,829	226,191	245,774
TOTAL ASSETS	259,496	386,516	259,496	287,291
Current liabilities	5,772	10,086	5,772	12,598
Non-current liabilities	25,667	22,472	25,667	26,312
TOTAL LIABILITIES	31,439	32,558	31,439	38,910
Carrying amount of investment in Smackover Lithium	146,158	168,868	146,158	146,865
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss		9,530	1,191
Company's share of net loss	655	5,242	655
Current assets	20,221	12,741	20,221
Non-current assets	54,351	82,994	54,351
TOTAL ASSETS	74,572	95,735	74,572
Current liabilities	5,788	7,139	5,788
Non-current liabilities	8		8
TOTAL LIABILITIES	5,796	7,139	5,796
Net assets	68,776	88,596	68,776
Company's share of Smackover Lithium	37,827	48,728	37,827
Adjustments to the Company's share of net assets	56,437	56,437	56,437
Carrying amount of investment in Smackover Lithium	94,264	105,165	94,264	94,919
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss		2,030	95
Company's share of net loss	52	1,116	52
Current assets	14,208	10,989	14,208
Non-current assets	38,030	64,392	38,030
TOTAL ASSETS	52,238	75,381	52,238
Current liabilities	2,984	4,656	2,984
TOTAL LIABILITIES	2,984	4,656	2,984
Net assets	49,254	70,725	49,254
Company's share of Smackover Lithium	27,090	38,899	27,090
Adjustments to the Company's share of net assets	24,804	24,804	24,804
Carrying amount of investment in Smackover Lithium	51,894	63,703	51,894	$ 51,946
Total
Equity Method Investment in Joint Ventures
Net loss		11,560
Company's share of net loss		6,358
Current assets	34,429	23,730	34,429
Non-current assets	92,381	147,386	92,381
TOTAL ASSETS	126,810	171,116	126,810
Current liabilities	8,772	11,795	8,772
Non-current liabilities	8		8
TOTAL LIABILITIES	8,780	11,795	8,780
Net assets	118,030	159,321	118,030
Company's share of Smackover Lithium	64,917	87,627	64,917
Adjustments to the Company's share of net assets	81,241	81,241	81,241
Carrying amount of investment in Smackover Lithium	$ 146,158	$ 168,868	$ 146,158